Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
The following is a continuity of the Company’s goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Corporate	Total
Balance, December 31, 2020	478	1,320	176	121	—	2,095
Acquisitions	—	29	93	—	—	122
Foreign exchange and other	(7)	(80)	1	(9)	—	(95)

Balance, December 31, 2021	471	1,269	270	112	—	2,122
Acquisitions	—	—	—	—	20	20
Foreign exchange and other	(23)	(71)	(10)	(7)	—	(111)

Balance, December 31, 2022	$448	$1,198	$260	$105	$20	$2,031